Weighted Average Number of Shares Diluted (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Disclosure of Weighted Average Diluted Shares

	2020	2021	2022
Weighted average number of shares (basic)	129.1	126.7	123.5
Dilutive effect of outstanding awards under SBC plans	—	—	0.1
Weighted average number of shares (diluted)	129.1	126.7	123.6